92192-P2 11/22

ACTIVESHARES® ETF TRUST

SUPPLEMENT DATED NOVEMBER 14, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),

EACH DATED JULY 29, 2022

OF CLEARBRIDGE FOCUS VALUE ESG ETF

Effective December 16, 2022, the name of ActiveShares® ETF Trust will be changed to Legg Mason ETF Investment Trust II, and as of such date all references to “ActiveShares® ETF Trust” are removed and replaced with “Legg Mason ETF Investment Trust II.”

Please retain this supplement for future reference.